Depositor: Ameritas Life Insurance Corp.
                                Principal Underwriter: Ameritas Investment Corp.

                                                                Kenneth W. Reitz
                                                                    Law Division
                                                                 5900 "0" Street
                                                               Lincoln, NE 68510
                                                        Ph: 1-800-745-6665 x7847
                                                               Fax: 402-467-7956
April 08, 2005

                                                  Filed via EDGAR April 08, 2005

Securities and Exchange Commission
Attn: Joyce Pickholz, Senior Counsel
Office of Insurance Products, MS 5-6
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

RE:      Pre-effective Amendment No. 2 to Registration Statement for
         Ameritas Life Insurance Corp. (Depositor) and Ameritas Life Insurance Corp. Separate Account LLVA (Registrant) on Form N-4

         File # 811-07661 and 333-122109
         GENESIS NO-LOAD VARIABLE ANNUITY, Form 6151

Dear Ms. Pickholz:

On behalf of Ameritas Life Insurance Corp. ("Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVA ("Account"), we have filed, via EDGAR, a pre-effective amendment to the above-referenced registration statement under the Securities Act of 1933 and the Investment Company Act of 1940. We are providing, via first class mail, a redline marked courtesy paper copy of those pages of the prospectus and Statement of Additional Information ("SAI") that have been changed from the prior registration.

These are changes that are specifically responsive to your verbal comments to us on April 1, 2005:

1. Page 6, CHARGES section Table of Portfolio Company Operating Expenses, `minimum/maximum charges' table.
     a. Since the expenses before and after contractual waivers/reductions that are permitted to be taken into account are the same in this table, we've simplified the table by showing just one set of numbers.

2.   redline page 7, EXAMPLE OF EXPENSES table.
     a. This table now appears immediately after the `minimum/maximum' portfolio operating expense table referenced in Item 1, above, and as prescribed by Form N-4 General Instructions.

3.   redline page 7, EACH PORTFOLIO'S OPERATING EXPENSES table.
     a. This table has been moved to appear at the end of all expense table information required to appear in the prospectus synopsis, so appears immediately after our EXAMPLE OF EXPENSES table referenced in Item 2, above.

4. Miscellaneous. Exhibits, financial statements and other information remain the same as in our Pre-effective Amendment No. 1 to the registration statement. New consents are enclosed.

If this amended registration addresses all the Commission's comments, we ask that the effective date for this registration be April 12, 2005.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Kenneth W. Reitz

Kenneth W. Reitz, Esquire

Enclosures